COLORADO BONDSHARES

A TAX-EXEMPT FUND

Schedule of Investments

June 30, 2020

	Maturity	Coupon	Principal	Value
Colorado Municipal Bonds 46.1%
Colorado 100.0%
ABERDEEN METROPOLITAN DISTRICT #1	12/1/2035	7.50%	$1,600,000	$476,000
ANTHOLOGY WEST METROPOLITAN DISTRICT #4 (g)	12/15/2037	6.00%	6,440,000	6,366,906
ANTHOLOGY WEST METROPOLITAN DISTRICT #5, SER A	12/1/2049	4.88%	4,630,000	4,344,746
ANTHOLOGY WEST METROPOLITAN DISTRICT #5, SER B SUBS (g)	12/15/2049	7.63%	698,000	677,332
BANNING LEWIS RANCH METROPOLITAN DISTRICT #3 - SENIOR 2015A	12/1/2045	6.13%	1,775,000	1,793,620
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT	12/1/2048	5.38%	2,500,000	2,526,200
BANNING LEWIS RANCH REGIONAL METROPOLITAN DISTRICT, SERIES 2018B (g)	12/15/2041	7.75%	625,000	639,875
BENNETT CROSSING METROPOLITAN DISTRICT NO. 1	12/1/2049	6.13%	6,160,000	6,366,114
BENT GRASS METROPOLITAN DISTRICT	12/1/2049	5.25%	1,690,000	1,693,177
BRAMMING FARM METROPOLITAN DISTRICT #1 (d)	12/1/2044	6.00%	1,987,500	2,001,890
BRENNAN METROPOLITIAN DISTRICT - SENIOR 2016A	12/1/2046	5.25%	1,185,000	1,198,414
BRENNAN METROPOLITAN DISTRICT - SUBORDINATE 2016b (g)	12/15/2046	7.50%	516,000	516,666
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 - SENIOR 2017A	12/1/2037	5.00%	525,000	537,721
BRIGHTON CROSSING METROPOLITAN DISTRICT NO. 4, SER 2017A	12/1/2047	5.00%	2,965,000	2,994,265
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 - SUBORDINATE 2017B (g)	12/1/2047	7.00%	670,000	667,990
CASTLE OAKS METROPOLITAN DISTRICT #3	12/1/2044	6.25%	2,860,000	3,014,526
CASTLE OAKS METROPOLITAN DISTRICT #3 - SERIES 2016	12/1/2045	5.50%	2,345,000	2,460,538
CASTLE OAKS METROPOLITAN DISTRICT #3 - SERIES 2017	12/1/2037	5.00%	3,275,000	3,259,804
CITY CTR WEST RSDL METROPOLITAN DISTRICT NO. 2	12/1/2049	5.00%	1,040,000	1,021,093
CITY CTR WEST RSDL METROPOLITAN DISTRICT NO. 2, SUBORDINATES (g)	12/15/2049	7.75%	1,425,000	1,357,911
COLLIERS HILL METROPOLITAN DISTRICT #2 - SUBORDINATE 2017B (g)	12/15/2047	8.50%	3,501,000	3,427,304
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES B (g)(i)(j)	1/1/2032	0.00%	6,527,312	3,426,839
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES 1992 P/O (e)(i)	1/1/2027	0.00%	2,049,921	1,881,971
COLORADO CENTRE METROPOLITAN DISTRICT - SERIES 1992 I/O (f)(i)(j)	1/1/2027	9.00%	2,024,362	1,619,490
COLORADO CROSSING METROPOLITAN DISTRICT #2	12/1/2047	7.50%	7,391,000	7,326,994
CECFA - SWALLOW ACADEMY CHARTER SCHOOL	11/15/2027	5.35%	3,420,000	3,445,958
CECFA-NEW VISION CHARTER SCHOOL	6/1/2025	5.38%	23,135,000	23,193,069
CECFA - GRAND PEAK ACADEMY CHARTER SCHOOL	7/1/2025	5.60%	20,975,000	21,023,243
CECFA GLOBAL VILLAGE ACADEMY CHARTER SCHOOL, SER A	7/1/2025	5.35%	2,540,000	2,540,711
CECFA ADDENBROOKE CLASSICAL ACADEMY	6/1/2027	4.50%	25,285,000	25,901,448
CECFA IMAGINE CHARTER SCHOOL AT FIRESTONE	6/1/2027	4.50%	17,380,000	17,991,081
CECFA - MONARCH MONTESSORI CHARTER SCHOOL - EXCHANGE	5/15/2025	4.75%	8,325,000	8,325,000
COLORADO HOUSING & FINANCE AUTHORITY (a)(j)	12/1/2013	0.00%	3,755,000	3,755,000
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2032	0.00%	8,110,000	4,723,345
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2042	0.00%	10,665,000	5,969,307
CHFA - CASEY’S POND SENIOR LIVING (l)	6/1/2047	0.00%	8,600,000	4,792,608
COLORADO INTERNATIONAL CENTER METROPOLITAN DISTRICT #3	12/1/2031	4.63%	635,000	636,105
COLORADO SPRINGS URBAN RENEWAL AUTHORITY	12/15/2030	6.75%	713,000	689,799
CONIFER METROPOLITAN DISTRICT	12/1/2030	0.00%	10,000,000	4,000,000
CONIFER METROPOLITAN DISTRICT	12/1/2032	0.00%	1,450,000	580,000
CONIFER METROPOLITAN DISTRICT	12/1/2033	0.00%	1,550,000	620,000
CONSTITUTION HEIGHTS METROPOLITAN DISTRICT	12/1/2049	5.00%	1,765,000	1,792,587
COPPERLEAF METROPOLITAN DISTRICT #3	12/1/2037	5.00%	1,000,000	1,010,820
COUNTRY CLUB HIGHLANDS METROPOLITAN DISTRICT	12/1/2037	7.25%	1,030,000	875,500
CUCHARES RANCH METROPOLITAN DISTRICT	12/1/2045	5.00%	2,062,000	2,068,392
DENVER INTL BUSINESS CTR METROPOLITAN DISTRICT NO. 1 - SERIES 2019B SUB (g)	12/1/2048	6.00%	4,585,000	4,640,203
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/1/2031	5.13%	500,000	504,620
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/15/2046	6.00%	500,000	502,415
UNITED W & S - EAST CHERRY CREEK (c)	11/15/2023	5.00%	3,493,000	3,501,348
ELBERT & HWY 86 COML METROPOLITAN DISTRICT	12/1/2032	7.50%	4,500,000	3,375,000
ERIE FARM METROPOLITAN DISTRICT - SERIES 2016A	12/1/2045	5.50%	2,000,000	2,016,640
ERIE HIGHLANDS METROPOLITAN DISTRICT #1 - SENIOR 2015A	12/1/2045	5.75%	2,620,000	2,650,209
ERIE HIGHLANDS METROPOLITAN DISTRICT #1 - SUBORDINATE 2015B (g)	12/15/2045	7.75%	708,000	712,510
ERIE HIGHLANDS METROPOLITAN DISTRICT NO2, SER 2018A	12/1/2048	5.25%	6,000,000	5,982,120
ERIE HIGHLANDS METROPOLITAN DISTRICT NO 2, SER 2018B SUBORDINATES (g)	12/15/2048	7.63%	1,819,000	1,822,711
FITZSIMONS VILLAGE METROPOLITAN DISTRICT NO. 1, SER B SUBS (g)	12/15/2049	7.00%	611,000	563,287
FLATIRON MEADOWS METROPOLITAN DISTRICT	12/1/2046	5.13%	2,000,000	2,004,220
FLYING HORSE METROPOLITAN DISTRICT NO 3	12/1/2049	6.00%	2,965,000	2,935,587
FOREST TRACE METROPOLITAN DISTRICT #3 - SUBORDINATE 2016B (g)	12/15/2046	7.25%	683,000	770,766
FORT LUPTON GOLF COURSE (a)	12/15/2037	0.00%	620,000	6,200
GODDING HOLLOW METROPOLITAN DISTRICT	12/1/2034	6.50%	925,000	933,584
GREAT WESTERN PARK METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2026	4.00%	585,000	582,368
GREAT WESTERN PARK METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	7.25%	775,000	770,087
GREEN GABLES METROPOLITAN DISTRICT #1 - SENIOR 2016A	12/1/2046	5.30%	1,250,000	1,323,338

GREEN GABLES METROPOLITAN DISTRICT #1 - SUBORDINATE 2016B (g)	12/15/2046	7.75%	740,000	836,237
GREEN GABLES METROPOLITAN DISTRICT NO. 2 SERIES 2018B SUBORDINATE (g)	12/15/2048	8.25%	1,689,000	1,706,667
HIGHLANDS METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2046	5.13%	1,960,000	1,979,933
HIGHLANDS METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	7.50%	1,269,000	1,273,886
HUNTER’S OVERLOOK METROPOLITAN DISTRICT NO. 5, SUBS (g)	12/15/2049	8.50%	1,827,000	1,788,889
HYLAND VILLAGE METROPOLITAN DISTRICT	12/1/2027	8.00%	4,770,000	2,385,000
INDY OAK TOD METROPOLITAN DISTRICT SER A	12/1/2050	5.50%	1,075,000	1,110,432
INDY OAK TOD METROPOLITAN DISTRICT SER B (g)	12/15/2050	8.00%	736,000	757,653
IRON WORKS VILLAGE METROPOLITAN DISTRICT	12/1/2048	5.88%	1,500,000	1,548,765
JEFFERSON CENTER METROPOLITAN DISTRICT #1	12/1/2026	4.75%	1,728,000	1,811,549
LEWIS POINTE METROPOLITAN DISTRICT - SENIOR 2015A	12/1/2044	6.00%	2,590,000	2,597,278
LEWIS POINTE METROPOLITAN DISTRICT - JUNIOR LIEN 2017C (g)	12/15/2047	9.00%	536,000	316,497
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2025	4.00%	500,000	508,445
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2033	4.38%	2,905,000	2,934,980
LEYDEN ROCK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2045	5.00%	1,525,000	1,547,311
LEYDEN ROCK METROPOLITAN DISTRICT - SUBORDINATE 2016B (g)	12/15/2045	7.25%	1,195,000	1,211,300
LEYDEN ROCK METROPOLITAN DISTRICT #10 - JUNIOR LIEN 2017C (g)	12/15/2049	10.75%	1,025,000	1,012,495
LINCOLN MEADOWS METROPOLITAN DISTRICT	12/1/2031	8.00%	7,315,000	7,249,677
LITTLETON VILLAGE METROPOLITAN DISTRICT #2	12/1/2045	5.38%	1,689,000	1,706,988
LITTLETON VILLAGE METROPOLITAN DISTRICT NO 2, SERIES 2018B SUBORDINATES (g)	12/15/2028	7.63%	1,140,000	1,162,412
MARIN METROPOLITAN DISTRICT (a)(j)	12/1/2028	0.00%	17,485,000	1,573,650
MARVELLA METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2046	5.13%	1,405,000	1,421,790
MAYFIELD METROPOLITAN DISTRICT, SERIES 2020 A	12/1/2050	5.75%	1,190,000	1,226,509
MAYFIELD METROPOLITAN DISTRICT, SERIES 2020 B SUBS (g)	12/15/2050	8.25%	622,000	639,024
MEADOWS METROPOLITAN DISTRICT #1 (k)	6/1/2029	8.00%	30,730,000	31,259,171
MEADOWS METROPOLITAN DISTRICT #2 (k)	6/1/2029	8.00%	23,830,000	24,240,353
MEADOWS METROPOLITAN DISTRICT #7 (k)	6/1/2029	8.00%	15,440,000	15,705,877
MIDCITIES METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	7.75%	1,919,000	1,930,322
MIRABELLE METROPOLITAN DISTRICT NO. 2 SER 2020A SENIORS	12/1/2049	5.00%	1,250,000	1,216,163
MIRABELLE METROPOLITAN DISTRICT NO. 2, SER B SUBS (g)	12/15/2049	7.38%	1,473,000	1,390,880
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004A (g)	6/1/2043	7.00%	197,916	197,916
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004B (g)	6/1/2043	7.00%	1,410,000	1,410,000
MOUNT CARBON METROPOLITAN DISTRICT - SERIES 2004C (g)	6/1/2043	0.00%	565,000	124,300
MOUNTAIN SHADOWS METROPOLITAN DISTRICT - SUBORDINATE 2016B (g)	12/15/2046	7.50%	1,800,000	1,807,434
MOUNTAIN SHADOWS METROPOLITAN DISTRICT - SUBORDINATE 2018C-1 (g)	12/15/2040	10.00%	1,994,000	1,988,217
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2026	6.00%	2,540,000	2,540,000
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2035	6.13%	1,880,000	1,880,000
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 - SENIOR 2016A	12/1/2046	6.75%	6,735,000	5,426,053
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 - SUBORDINATE 2016B (g)	12/15/2046	8.50%	1,810,000	1,505,250
NORTH PINE VISTAS METROPOLITAN DISTRICT #3 - SENIOR 2016A	12/1/2036	6.00%	3,393,000	3,416,276
NORTH PINE VISTAS METROPOLITAN DISTRICT #3 - SUBORDINATE 2016B (g)	12/15/2046	8.25%	1,188,000	1,199,132
OVERLOOK METROPOLITAN DISTRICT - SENIOR 2016A	12/1/2046	5.50%	1,500,000	1,504,575
PAINTED PRAIRIE PUBLIC IMPROVEMENT AUTHORITY	12/1/2029	4.00%	1,000,000	1,002,520
PALISADE METROPOLITAN DISTRICT #2	12/1/2031	4.38%	3,105,000	3,074,975
PALISADE PARK NORTH METROPOLITAN DISTRICT #1 - SENIOR 2016A	12/1/2046	5.88%	2,075,000	2,093,696
PALISADE PARK NORTH METROPOLITAN DISTRICT #1 - SUBORDINATE 2016B (g)	12/15/2046	8.00%	525,000	528,266
PALISADE PARK NORTH METROPOLITAN DISTRICT #2 - SENIOR 2018A	12/1/2047	5.63%	1,745,000	1,761,246
PARKER AUTOMOTIVE METROPOLITAN DISTRICT	12/1/2045	5.00%	2,021,000	2,040,786
PARKER AUTOMOTIVE METROPOLITAN DISTRICT SUB SERIES 2018B (g)	12/15/2032	8.00%	3,785,000	3,823,493
PIONEER METROPOLITAN DISTRICT #3 (g)	12/1/2046	6.50%	3,781,000	3,696,797
THE PLAZA METROPOLITAN DISTRICT #1	12/1/2022	5.00%	500,000	518,845
THE PLAZA METROPOLITAN DISTRICT #1	12/1/2040	5.00%	7,850,000	7,917,275
POTOMAC FARMS METROPOLITAN DISTRICT - SERIES 2007A	12/1/2037	7.25%	2,340,000	2,101,718
POTOMAC FARMS METROPOLITAN DISTRICT - SERIES 2007B	12/1/2023	7.63%	229,000	223,999
PROMENADE AT CASTLE ROCK METROPOLITAN DISTRICT #1 - SERIES A	12/1/2025	5.13%	500,000	518,135
PROMENADE AT CASTLE ROCK METROPOLITAN DISTRICT NO. 1	12/1/2039	5.75%	7,100,000	7,345,447
PUBLIC FINANCE AUTH CHARTER SCHOOL-COLORADO SPRINGS	7/1/2029	4.95%	6,720,000	6,638,419
PUBLIC FINANCE AUTH CHARTER SCHOOL-FT COLLINS, A	7/1/2029	4.95%	21,650,000	21,387,169
PUBLIC FINANCE AUTH CHARTER SCHOOL-DOUGLAS CNTY	7/1/2029	4.95%	14,620,000	14,442,513
PUBLIC FINANCE AUTH CHARTER SCHOOL-DOUGLAS CNTY TXBL	7/1/2026	4.95%	3,310,000	3,190,542
PUBLIC FINANCE AUTH CHARTER SCHOOL-FT COLLINS	7/1/2029	4.95%	10,720,000	10,589,859
PUBLIC FINANCE AUTH CHARTER SCHOOL-AURORA	7/1/2029	4.95%	5,200,000	5,020,600
PUBLIC FINANCE AUTH CHARTER SCHOOL-WINDSOR	7/1/2029	4.95%	13,210,000	13,049,631
PFA AURORA CHARTER SCHOOL BC PROJ, SER B - FED EXEMPT/STATE TAXABLE	7/1/2029	4.75%	18,365,000	17,472,828
PUBLIC FINANCE AUTHORITY - COLORADO SKIES ACADEMY CHARTER SCHOOL, SER A	7/1/2025	5.63%	10,290,000	10,263,452
PFA DOUGLAS COUNTY CHARTER SCHOOL BC, SER 2020A	7/1/2029	4.65%	30,830,000	29,199,093
PUBLIC FINANCE AUTHORITY - MONUMENT ACADEMY SER. 2019A	6/1/2026	5.00%	28,725,000	28,319,690
RAVENNA METROPOLITAN DISTRICT CONV CABS - SUBORDINATE SERIES 2017B (d)	12/15/2026	7.50%	8,000,000	7,916,000
REATA RIDGE VILLAGE METROPOLITAN DISTRICT NO. 2	12/1/2049	5.00%	900,000	900,513
RENDEZVOUS METROPOLITAN DISTRICT NO 4 - SUBORDINATE, SERIES 2018B (g)	10/15/2048	8.00%	1,189,000	1,184,137
REX RANCH METROPOLITAN DISTRICT - SUBORDINATE 2018B (g)	12/15/2047	7.88%	445,000	450,077
RICHARDS FARM METROPOLITAN DISTRICT #2 - SENIOR SERIES 2015A	12/1/2045	5.75%	1,400,000	1,471,652

RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2025	6.40%	930,000	465,000
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2035	6.50%	1,135,000	567,500
ROUTT CNTY LID - SERIES 2004A	8/1/2024	6.50%	173,000	173,183
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT - SERIES 1993B P/O (e)(i)(j)	12/31/2021	0.00%	76,473	44,010
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT - SERIES 1993B I/O (f)(i)	12/31/2042	0.00%	242,645	26,691
SABELL METROPOLITAN DISTRICT, SER 2020 B3 SUBS (g)	12/15/2050	8.25%	605,000	560,629
SIERRA RIDGE METROPOLITAN DISTRICT #2 - SENIOR SERIES 2016A	12/1/2031	4.50%	1,000,000	1,004,730
SIERRA RIDGE METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2016B (g)	12/15/2046	7.63%	1,500,000	1,518,330
SOLARIS METROPOLITIAN DISTRICT #3 - SUBORDINATE SERIES 2016B (g)	12/15/2046	7.00%	1,000,000	990,550
SOLITUDE METROPOLITAN DISTRICT (j)	12/1/2026	7.00%	3,520,000	2,288,000
SORREL RANCH METROPOLITAN DISTRICT	12/1/2036	5.75%	5,906,000	4,761,476
SOUTHGLENN METROPOLITAN DISTRICT	12/1/2021	3.00%	936,000	927,707
SOUTHSHORE METROPOLITAN DISTRICT #2 CONV CABS (d)	12/1/2042	6.50%	7,205,000	7,598,537
SOUTHSHORE METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2017 (g)	12/15/2042	7.75%	5,202,000	5,511,831
ST VRAIN LAKES METROPOLITAN DISTRICT #2 - SENIOR SERIES 2017A	12/1/2037	5.00%	1,500,000	1,512,735
ST VRAIN LAKES METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2017B (g)	12/15/2047	7.63%	1,083,000	1,096,516
STC METROPOLITAN DISTRICT NO. 2, SER A	12/1/2029	4.00%	1,615,000	1,582,635
STC METROPOLITAN DISTRICT NO. 2	12/1/2038	5.00%	8,160,000	8,194,762
STC METROPOLITAN DISTRICT, SER 2019 SUBS (g)	12/15/2049	8.00%	3,954,000	3,745,387
STERLING RANCH COMMUNITY AUTHORITY BOARD - SENIOR SERIES 2015A	12/1/2035	5.50%	2,195,000	2,265,064
STERLING RANCH COMMUNITY AUTHORITY BOARD - SENIOR SERIES 2015A	12/1/2045	5.75%	3,000,000	3,101,550
STERLING RANCH COMMUNITY AUTHORITY BOARD - SUBORDINATE SERIES 2015B (g)	12/15/2045	7.75%	1,045,000	1,073,111
STETSON RIDGE METROPOLITAN DISTRICT NO. 3, SUBS (g)	12/15/2042	7.50%	482,000	482,000
STONE RIDGE METROPOLITAN DISTRICT #2	12/1/2031	0.00%	11,896,000	1,903,360
TABLE MOUNTAIN METROPOLITAN DISTRICT - SENIOR SERIES 2016A	12/1/2045	5.25%	1,605,000	1,624,918
TABLE MOUNTAIN METROPOLITAN DISTRICT - SUBORDINATE SERIES 2016B (g)	12/15/2045	7.75%	570,000	579,644
TALLYN’S REACH METROPOLITAN DISTRICT #3	11/1/2038	5.13%	2,070,000	2,091,507
TALLYN’S REACH METROPOLITIAN DISTRICT #3 - SUBORDINATE SERIES 2016A (g)	11/1/2038	6.75%	715,000	721,664
THOMPSON CROSSING METROPOLITAN DISTRICT NO #4	12/1/2039	5.00%	1,410,000	1,452,681
THOMPSON CROSSING METROPOLITAN DISTRICT NO. 4	12/1/2049	5.00%	1,315,000	1,316,473
TRAILS AT CROWFOOT METROPOLITAN DISTRICT NO 3 (g)	12/15/2049	9.00%	3,135,000	3,074,745
UNITED WATER & SAN DISTRICT ELBERT COUNTY (g)	12/1/2023	6.00%	1,989,000	1,991,427
VDW METROPOLITAN DISTRICT #2 - SUBORDINATE SERIES 2016B (g)	12/15/2045	7.25%	1,934,000	1,997,532
VALAGUA METROPOLITAN DISTRICT	12/1/2037	0.00%	11,500,000	2,196,500
VILLAS EASTLAKE RESERVOIR METROPOLITAN DISTRICT - SUBORDINATE SERIES 2016B (g)	12/15/2046	8.00%	355,000	356,438
WESTCREEK METROPOLITAN DISTRICT NO 2	12/1/2048	5.38%	1,300,000	1,310,751
WESTOWN METROPOLITAN DISTRICT - SENIOR SERIES 2017A	12/1/2047	5.00%	1,400,000	1,403,234
WHISPERING PINES METROPOLITAN DISTRICT #1 - SENIOR SERIES 2017A	12/1/2037	5.00%	2,000,000	2,031,460
WHITE BUFFALO METROPOLITAN DISTRICT, NO. 3	12/1/2050	5.50%	2,780,000	2,804,686
WILD PLUM METROPOLITAN DISTRICT, SER A	12/1/2049	5.00%	595,000	617,354
WILLOW SPRINGS METROPOLITAN DISTRICT, SER 2019B SUBORDINATES (g)	12/15/2049	7.75%	650,000	626,360
WYNDHAM HILL METROPOLITAN DISTRICT NO. 2 2020B SUBS (g)	12/15/2049	7.63%	9,600,000	9,982,848

Colorado (amortized cost $682,736,806)			735,424,129	665,896,740

Colorado Municipal Bonds (amortized cost $682,736,806)			$735,424,129	$665,896,740

Short-Term Municipal Bonds 9.9%
Multi-State 54.3%
FREDDIE MAC VR AMT TAX (LOC 6)	5/15/2046	0.19%	$8,775,000	$8,775,000
FREDDIE MAC AMT (LOC 6)	11/15/2036	0.17%	24,197,000	24,197,000
FREDDIE MAC VR AMT (LOC 6)	6/15/2036	0.17%	22,355,000	22,355,000
FREDDIE MAC VR (LOC 6)	12/15/2045	0.16%	19,180,000	19,180,000
SUNAMERICA TRUST CLASS A - SERIES 2001-2 AMT TAX (LOC 6)	7/1/2041	0.19%	2,960,000	2,960,000

Multi-State (amortized cost $77,467,000)			77,467,000	77,467,000

Colorado 41.6%
BOULDER CO HSG AUTH MF BROADWAY EAST APTS (LOC 3)	9/1/2037	0.17%	1,635,000	1,635,000
BOULDER COUNTY - BOULDER COLLEGE OF MASSAGE (a)(j)	10/15/2031	0.00%	4,315,000	4,315,000
BROOMFIELD URBAN RENEWAL AUTHORITY (LOC 1)	12/1/2030	0.21%	8,720,000	8,720,000
CECFA - ABILITIES CONNECTION CHARTER SCHOOL	10/1/2020	5.85%	30,825,000	30,054,375
COLORADO HEALTH FACILITIES AUTHORITY (b)(d)	7/15/2020	0.00%	520,000	519,922
COLORADO HOUSING & FINANCE AUTHORITY - SERIES 2007A (LOC 3)	1/1/2032	0.17%	6,185,000	6,185,000
COLORADO SPRINGS UTILITIES (LOC 3)	11/1/2041	0.12%	1,300,000	1,300,000
JEFFCO BUSINESS CENTER METROPOLITAN DISTRICT #1 (j)	5/1/2021	8.00%	1,006,000	1,006,000
SHERIDAN REDEVLOPMENT AGENCY - SERIES 2011A-1 (LOC 5)	12/1/2029	0.17%	5,600,000	5,600,000

Colorado (amortized cost $59,598,593)			60,106,000	59,335,297

Oregon 4.1%
MULTNOMAH CITY HOSPITAL FACILITY ODD FELLOWS	10/1/2020	5.45%	5,815,000	5,790,693

Oregon (amortized cost $5,815,000)			5,815,000	5,790,693

Short-Term Municipal Bonds (amortized cost $142,880,593)			$143,388,000	$142,592,990

Other Municipal Bonds 6.4%
South Dakota 67.8%
FLANDREAU SANTEE SIOUX TRIBE	1/1/2036	5.75%	$6,055,000	$5,142,572
FLANDREAU SANTEE SIOUX TRIBE	1/1/2026	5.00%	3,240,000	3,052,404
FLANDREAU SANTEE SIOUX TRIBE	1/1/2031	5.50%	3,565,000	3,162,226
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018B	1/1/2038	6.00%	6,120,000	5,658,736
FLANDREAU SANTEE SIOUX TRIBE TE SERIES 2018C	1/1/2038	6.00%	5,450,000	5,039,234
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2023	8.28%	875,000	880,723
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2024	8.28%	950,000	957,505
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2025	8.28%	1,030,000	1,039,291
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2026	8.28%	1,115,000	1,122,917
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2027	8.28%	1,205,000	1,212,326
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2028	8.28%	1,305,000	1,313,091
FLANDREAU SANTEE SIOUX TRIBE TAXABLE SERIES 2018A	1/1/2033	8.28%	8,670,000	8,633,066
LOWER BRULE SIOUX TRIBE	3/1/2025	5.88%	1,300,000	1,208,818
OGLALA SIOUX TRIBE OF PINE RIDGE	10/1/2022	5.00%	1,050,000	1,050,987
OGLALA SIOUX TRIBE, SERIES 2018	7/1/2028	5.50%	3,700,000	3,634,399
OGLALA SIOUX TRIBE, SERIES 2018	7/1/2037	6.00%	9,270,000	8,608,586
OGLALA SIOUX TRIBE, SERIES 2018B	9/1/2041	6.50%	6,500,000	6,239,935
OGLALA SIOUX TRIBE OF PINE RIDGE	10/1/2024	5.50%	1,985,000	1,985,377
OGLALA SIOUX TRIBE, SERIES 2018C	10/1/2026	8.00%	800,000	856,040
OGLALA SIOUX TRIBE, SER 2019A	10/1/2027	4.50%	2,370,000	2,256,951

South Dakota (amortized cost $66,540,023)			66,555,000	63,055,182

Puerto Rico 11.2%
COMMONWEALTH OF PUERTO RICO (a)	7/1/2035	8.00%	2,500,000	1,500,000
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2034	4.50%	277,000	288,515
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2040	4.55%	140,000	142,730
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2053	4.75%	1,028,000	1,056,434
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2058	5.00%	2,600,000	2,718,430
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2024	0.00%	140,000	126,143
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2027	0.00%	267,000	219,754
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2029	0.00%	260,000	198,476
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2031	0.00%	336,000	236,561
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2033	0.00%	378,000	244,351
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2046	0.00%	3,597,000	1,014,534
PUERTO RICO SALES TAX FINANCING CORP RESTRUCTURED SER 2019 A-1	7/1/2051	0.00%	2,930,000	594,761
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.329% SER A-2 7/1/2040	7/1/2040	4.33%	1,424,000	1,430,593
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.536% SER A-2 7/1/2053	7/1/2053	4.54%	43,000	43,573
PUERTO RICO SALES TAX FING CORP TAX REV DTD 8/1/2019 4.784% SER A-2 7/1/2058	7/1/2058	4.78%	571,000	588,730

Puerto Rico (amortized cost $9,490,510)			16,491,000	10,403,584

South Carolina 6.1%
GREEN MIDLANDS CHARTER SCHOOL - SENIOR SERIES 2016A	12/1/2021	5.25%	5,655,000	5,656,188

South Carolina (amortized cost $5,655,000)			5,655,000	5,656,188

Arizona 5.5%
HERITAGE ACADEMY CHARTER SCHOOL MARICOPA COUNTY	7/1/2027	5.25%	5,000,000	5,072,400

Arizona (amortized cost $5,000,000)			5,000,000	5,072,400

Multi-State 5.3%
FREDDIE MAC (g)(j)	1/1/2037	9.75%	4,904,915	4,904,915

Multi-State (amortized cost $4,904,915)			4,904,915	4,904,915

Washington 2.3%
TACOMA CONSOLIDATED LID	4/1/2043	5.75%	2,185,000	2,178,882

Washington (amortized cost $2,045,947)			2,185,000	2,178,882

Missouri 1.4%
KANSAS CITY INDL DEV AUTH	1/1/2028	6.75%	495,000	496,866
ST LOUIS INDL DEV AUTH SR HSG - SENIOR SERIES 2005A	5/1/2027	6.75%	852,000	820,399

Missouri (amortized cost $1,347,000)			1,347,000	1,317,265

Oklahoma 0.5%
HASKELL CNTY PUBLIC FAC.	4/1/2024	5.25%	450,000	452,543

Oklahoma (amortized cost $450,000)			450,000	452,543

Other Municipal Bonds (amortized cost $95,433,395)			$102,587,915	$93,040,959

Colorado Capital Appreciation and Zero Coupon Bonds 5.5%
Colorado 100.0%
BELLA MESA METROPOLITAN DISTRICT CONV CABS SER A	12/1/2049	0.00%	$3,780,000	$2,693,401
CONIFER METROPOLITAN DISTRICT (a)(d)(j)	12/1/2031	0.00%	7,470,000	2,988,000
COPPERLEAF METROPOLITAN DISTRICT NO 3 SERIES 2019B SUBORDINATES	12/15/2049	5.00%	510,000	514,503
FLYINGHORSE METROPOLITAN DISTRICT #2 (d)	12/15/2042	8.00%	15,725,000	14,491,531
PV-ERU HOLDING TRUST (a)	12/15/2037	0.00%	14,000,000	2,940,000
PV-ERU HOLDING TRUST (a)	2/14/2039	0.00%	710,000	149,100
PV-ERU HOLDING TRUST (a)	2/14/2039	0.00%	3,122,000	655,620
PV-ERU HOLDING TRUST (a)	2/14/2039	0.00%	13,168,000	2,765,280
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017A (d)	12/1/2046	5.00%	33,685,000	32,580,806
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2021	0.00%	15,000	13,999
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2022	0.00%	170,000	151,060
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2023	0.00%	325,000	274,758
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2024	0.00%	490,000	393,691
RAVENNA METROPOLITAN DISTRICT CONV CABS - SERIES 2017 SUPPLEMENTAL B (d)	12/1/2025	0.00%	585,000	446,337
SOUTHSHORE METROPOLITAN DISTRICT NO. 2 SUB B	12/15/2041	4.13%	9,690,000	10,343,300
STC METROPOLITAN DISTRICT NO. 2, SER A	12/1/2025	3.00%	555,000	531,096
STERLING RANCH METROPOLITAN DISTRICT #2 CONV CAB (d)	12/1/2045	0.00%	6,685,000	6,273,672
WILDWING METROPOLITAN DISTRICT #1 (d)	12/1/2023	0.00%	950,000	739,499

Colorado (amortized cost $88,382,612)			111,635,000	78,945,654

Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $88,382,612)			$111,635,000	$78,945,654

Colorado Taxable Certificates/Notes/Bonds 0.5%
Colorado 100.0%
PUBLIC FINANCE AUTH CHARTER SCHOOL-COLORADO SPRINGS TXBL	7/1/2026	7.00%	$6,060,000	$6,056,243
PFA AURORA CHARTER SCHOOL BC PROJECT SER C - TAXABLE	7/1/2029	7.00%	1,235,000	1,177,486
TABERNASH POLE CREEK NOTE (a)(j)	12/31/2020	0.00%	227,347	88,199

Colorado (amortized cost $7,522,347)			7,522,347	7,321,928

Colorado Taxable Certificates/Notes/Bonds (amortized cost $7,522,347)			$7,522,347	$7,321,928

Total investments, at value (amortized cost $1,016,955,753)	68.4%			$987,798,271
Other assets net of liabilities	31.6%			457,235,808

Net Assets	100.0%			$1,445,034,080

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Schedule of Investments — (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see “Defaulted or Non-Income Producing Investments” note to Schedule of Investments).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)

Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)

Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at June 30, 2020. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at June 30, 2020.

(i)

Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,920,713 and a value of $6,999,001 or less than 1.0% of net assets, as of June 30, 2020.

(j)	Securities valued at fair value (see “Investment Valuation and Risk” notes to the Schedule of Investments).

(k)	See “Purchase Accrued Interest” notes to Schedule of Investments for further information on purchase accrued interest related to these bonds.

(l)

The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see “Defaulted or Non-Income Producing Investments” notes to Schedule of Investments).

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Schedule of Investments — (unaudited) — (Continued)

June 30, 2020

(LOC)

These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see “Investment Transactions” notes to Schedule of Investments). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1.	BNP Paribas
2.	FHLB Topeka
3.	US Bank, N. A.
4.	Royal Bank of Canada
5.	JPMorgan Chase Bank, N.A.
6.	Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

CABS-Capital Appreciation Bonds

CONV-Convertible

I/O-Interest Only

L/D-Local Improvement District

P/O-Principal Only

COLORADO BONDSHARES — A TAX-EXEMPT FUND

Notes to Schedule of Investments

June 30, 2020 (unaudited)

Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $67,372,347 and such bonds have a value of $20,736,049 or 1.43% of net assets, as of June 30, 2020. These securities have been identified in the accompanying Schedule of Investments.

The Fund has entered into forbearance agreements with one district under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. Face amount of the bonds for which the Fund has entered into forbearance agreements total $27,375,000 and have a value of $15,485,260 or 1.07% of net assets, as of June 30, 2020. These securities have been identified in the Schedule of Investments.

Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices which considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost, whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs: Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of June 30, 2020:

Valuation Inputs Summary

	Colorado Municipal Bonds	Short-Term Municipal Bonds	Other Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Colorado Taxable Certificates/ Notes/Bonds	Total Securities June 30, 2020
Level 1 Securities	$—	$—	$—	$—	$—	$—
Level 2 Securities	652,183,751	138,277,990	88,136,044	75,957,654	7,233,729	961,789,168
Level 3 Securities	13,712,989	4,315,000	4,904,915	2,988,000	88,199	26,009,103

Totals	$665,896,740	$142,592,990	$93,040,959	$78,945,654	$7,321,928	$987,798,271

From September 30, 2019 to June 30, 2020, there were no Level 1 Securities.

Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $90,436,317 (99.9% of the June 30, 2020 balance of $90,496,386). Approximately $166,544,705 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $68,272,970 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements which all relate to a single set of bonds that cannot be sold separately.

Investment Transactions

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On June 30, 2020 the interest rates paid on these obligations ranged from 0.12% to 0.21%.

Income Tax Information

At June 30, 2020, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

Cost of investments	$1,016,955,753

Gross unrealized appreciation	$17,798,754
Gross unrealized (depreciation)	(46,956,236)

Net unrealized (depreciation) of investments	$(29,157,482)

Litigation

The Fund is periodically involved in various legal proceedings. At June 30, 2020, the Fund has a litigation accrual of $357,830 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Marin Metropolitan District LTD Tax G.O. Series 2008 Bond

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent semi-annual report for the period ended March 31, 2020 that was filed with the Securities and Exchange Commission (“SEC”) on June 8, 2020. The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of June 30, 2020 is set forth in the Schedule of Investments.

On June 1, 2011, Landmark Towers Association, Inc. (“Landmark”), a homeowners association, filed an action on behalf of its members entitled Landmark Towers Ass’n, et al. v. UMB Bank, et al., Case Number 2011-CV-1076 in Arapahoe County District Court, Colorado (“Landmark Litigation”). The complaint filed in the Landmark Litigation sought a temporary restraining order, declaratory relief and permanent injunction against the District, the Fund, and UMB Bank (“UMB”), the trustee, alleging that the taxes imposed by the District pledged to pay the Bonds violated TABOR.

In August 2011, Landmark sought to freeze approximately $13,000,000 in original proceeds from the sale of the Bonds to the Fund, which moneys were held by UMB as trustee. The District Court denied Landmark’s efforts to freeze the $13,000,000 and allowed those moneys to be paid to the Fund, which reduced the principal amount of the Bonds to the current level.

In July and August of 2013, the District Court held a bench trial regarding Landmark’s claims for declaratory relief and permanent injunction. On September 6, 2013, the District Court issued an order (“Sept. 6 Order”) that the District was properly formed and that the election approving the taxes was proper, but nonetheless held that there were violations of TABOR relating to the property taxes. In particular, the District Court held that (1) bond proceeds were used to pay improper charges of the developer; (2) the taxes exceeded the maximum mill levy for debt service; and (3) the taxes did not benefit the Landmark taxpayers. After holding that the taxes did not provide a benefit to the Landmark taxpayers, the Court enjoined the District from imposing its taxes on the Landmark members for purposes of paying the Bonds (the “Injunction”). The Fund, the District, and UMB filed a motion for reconsideration of the Sept. 6 Order, which the District Court denied in an order dated October 31, 2013 (“Oct. 31 Order”).

While the Fund was not found to be responsible for damages based on the asserted TABOR violations, the District Court on March 10, 2014, entered an order allowing Landmark to pursue claims for fraudulent transfer and constructive trust that could result in the Fund being ordered to pay some or all of the tax refund obligations of the District.

In August 2014, the District Court held a four-day trial on the newly asserted claims against the Fund, and on September 10, 2014, the District Court issued an order (the “Sept. 10 Order”) denying each of the new claims asserted against the Fund. Landmark, however, filed a post-trial motion for reconsideration of the Sept. 10 Order, which motion was denied on November 12, 2014.

The Fund filed a Notice of Appeal of the Sept. 6 Order and the Oct. 31 Order, including the Injunction.

On April 21, 2016, the Colorado Court of Appeals issued an Opinion (the “April 2016 Opinion”), in which it concluded that the TABOR election held for approving the Bonds and the District’s ad valorem property taxes was invalid because eligible electors were denied the right to vote in the election and that ineligible electors voted in the election. Based on those decisions, the Court of Appeals upheld the injunction against the District, prohibiting it from levying taxes for payment of the Bonds.

The April 2016 Opinion created uncertainty in the Colorado public finance market in that it calls into question the process that is routinely used to qualify electors for special district elections in Colorado. Emergency legislation was introduced in the Colorado legislature to remove the uncertainty and any impact the April 2016 Opinion may have on other special district financings. The Colorado General Assembly unanimously passed the legislation, and it was signed by the Governor on May 18, 2016.

In a further effort to reduce any impact the April 2016 Opinion may have on the Colorado public finance market, the Fund filed a Petition for Rehearing with the Court of Appeals, asking it to withdraw a portion of its April 2016 Opinion as unnecessary. That Petition was filed on May 5, 2016, and was denied on May 12, 2016.

The Fund filed a petition with the Colorado Supreme Court to review the April 2016 Opinion on various grounds. On November 7, 2016, the Supreme Court granted the petition for review. On December 11, 2017, the Supreme Court reversed the April 2016 Opinion on the grounds that all claims challenging the election held by the District in 2007 were barred under C.R.S. § 1-11-213(4) (which requires an election contest to be filed no later than 10 days after the certification of the results of an election). The Supreme Court, however, remanded the case back to the Court of Appeals to decide issues that were not decided in the April 2016 Opinion.

On January 8, 2018, Landmark filed a Petition for Rehearing asking the Supreme Court to reconsider its decision to reverse the April 2016 Opinion. On January 22, 2018, the Supreme Court denied the Petition for Rehearing.

On May 5, 2018, the Court of Appeals issued an opinion on remanded issues (the “May 2018 Opinion”), concluding that the due process rights of the District taxpayers were violated and upholding the injunction that prevents the District from collecting taxes for repayment of the Bonds.

The Fund filed a petition with the Colorado Supreme Court to review the May 2018 Opinion on various grounds. The petition to the Colorado Supreme Court was fully briefed on August 31, 2018. The Colorado Supreme Court denied the petition for review on March 25, 2019.

Because the May 2018 Opinion was based on federal due process, on August 21, 2019, the Fund filed a Petition for Writ of Certiorari with the U.S. Supreme Court seeking review and reversal of the May 2018 Opinion. The U.S. Supreme Court denied the Petition for Writ of Certiorari on November 25, 2019.

There is currently a hearing scheduled on June 18, 2020 in Arapahoe County Court for the parties to present their arguments regarding amount and responsibility for legal fees.

As a result of the foregoing, the tax revenues originally pledged to pay the Bonds have been reduced, and such reduction may have adverse effects on dividend distributions and net asset values of the Fund.